PRIVATE PLACEMENT (Details) - USD ($)			12 Months Ended
	Nov. 12, 2021	Nov. 08, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Underwriting fees			$ 1,955,000
Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		557,000
Price of warrants		$ 10.00
Aggregate purchase price	$ 5,570,000	$ 3,680,000
Receivable recorded from the sale of private placement warrants		1,890,000
Underwriting fees		$ 0
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)			100.00%